Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 754,000
Previously Paid Amount	0.00
Total Fee Amount	115.44
Total Offset Amount	0.00
Net Fee	115.44
Narrative - Max Aggregate Offering Price	$ 754,000
Final Prospectus	true